LOAN RECEIVABLE	6 Months Ended
Mar. 31, 2026
Loan Receivable
LOAN RECEIVABLE

9. LOAN RECEIVABLE

From March 31, 2023 to March 31, 2026, Anhui Zhongjun Enterprise Management Co., Ltd (“Anhui Zhongjun”) borrowed a total of $ 20,532,000 from Antelope Enterprise Holdings (Chengdu) Co., Ltd. This loan will be repaid in installments over a period of three years from the date of disbursement. On September 1, 2025, the Company signed an amend repayment agreement, per the amend agreement, the company has waived its right to collect interest. Anhui Zhongjun is required to repay the full amount before December 31, 2030.